Net deferred tax position - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 10,900	€ 10,200	€ 16,800
Total deferred tax assets for tax loss carryforwards	1,640	1,651	1,346
Unused tax losses for which no deferred tax asset recognised	317	310	287
Deferred tax assets not recognized as future recovery not probable	€ 340	€ 298	€ 302